Property and Equipment	6 Months Ended
Apr. 30, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

As of April 30, 2025 and October 31, 2024, property and equipment consisted of:

	April 30, 2025	October 31, 2024
Electronic equipment	$27,043	$27,027
Office facilities	20,397	20,834
Machinery equipment	139,517	142,512
Vehicles	252,744	258,169
Less: Accumulated depreciation	(205,342)	(172,194)
Less: Impairment loss	(33,445)	(34,163)
Totals	$200,914	$242,185

Depreciation recognized to the unaudited interim condensed consolidated statements of operation and comprehensive (loss) income for the six months ended April 30, 2025 and 2024 were $ 36,779 and $35,190, respectively.